Financing with a financial institution (Details) $ in Millions		1 Months Ended		12 Months Ended
	Jul. 24, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jul. 24, 2020 USD ($)
Debt Instrument
Total proceeds of the Convertible Note and the Loan, net of issuance cost					¥ 278,870,000
Proceeds from Issuance of Long-Term Debt		¥ 278,900,000	$ 39.9
Option
Debt Instrument
Option term	24 months
Derivative liabilities - Fair value of the Option	¥ 15,400,000			¥ 0
Change in fair value of option and embedded conversion feature				¥ 10,300,000
Convertible Notes
Debt Instrument
Principal amount | $						$ 27.0
Interest rate per annum	7.00%					7.00%
Maturity term	24 months
Loan
Debt Instrument
Principal amount | $						$ 13.0
Interest rate per annum	7.50%					7.50%
Maturity term	24 months
Interest rate of the required to be paid periodically	7.00%
Frequency of periodic payment	annually
Interest rate applied at the final payment.	0.50%
Term when final interest payment is applied	24 months